Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,123,870	$ 2,695,267
Receivables, less allowances of $670,000 in 2011 and $707,000 in 2010 for doubtful accounts	15,970,034	12,016,919
Inventories, priced at cost which is not in excess of market-
Finished cement	3,963,233	5,665,411
Work in process	1,353,361	2,095,963
Building products	4,236,266	4,692,327
Fuel, gypsum, paper sacks and other	6,416,618	5,838,637
Operating and maintenance supplies	11,892,887	11,751,562
Total inventories	27,862,365	30,043,900
Refundable federal and state income taxes	353,199	0
Deferred income taxes	750,000	735,000
Prepaid expenses	631,461	125,787
Total current assets	46,690,929	45,616,873
PROPERTY, PLANT AND EQUIPMENT, at cost, less accumulated depreciation and depletion of $182,427,598 in 2011 and $173,656,095 in 2010	86,719,411	84,912,099
DEFERRED INCOME TAXES	18,416,410	19,254,393
INVESTMENTS	20,026,704	23,984,320
OTHER ASSETS	1,801,356	331,143
Total Assets	173,654,810	174,098,828
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	5,451,853	5,054,236
Line of credit payable	4,844,469	0
Current portion of term loan	2,920,023	2,823,648
Current portion of other long-term debt	175,000	0
Accrued liabilities-
Dividends	1,846,272	1,845,988
Compensation and benefits	3,232,168	3,259,188
Federal and state income taxes	0	135,470
Miscellaneous taxes	594,715	744,126
Other	2,210,549	1,947,343
Total current liabilities	21,275,049	15,809,999
LONG-TERM DEBT	7,303,137	9,154,087
ACCRUED POSTRETIREMENT BENEFITS	33,327,243	34,782,978
ACCRUED PENSION EXPENSE	13,676,003	12,723,073
STOCKHOLDERS' EQUITY:
Capital stock	6,424,578	6,330,820
Additional paid-in-capital	2,485,125	0
Retained earnings	97,751,202	102,270,564
Accumulated other comprehensive loss	(12,197,034)	(10,674,418)
Total stockholders' equity	98,073,378	101,628,691
Liabilities and Equity, Total	173,654,810	174,098,828
Class B Capital Stock [Member]
STOCKHOLDERS' EQUITY:
Capital stock	$ 3,609,507	$ 3,701,725